Related Party Transactions - Related Party Transactions Excluding Expenses Allocated to Partnership as Part of Result of Dropdown Predecessor (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2009 Subsidiaries [Member]	Dec. 31, 2012 Subsidiaries [Member]
Related Party Transaction [Line Items]
Time period for fixed-rate time-charters contract					10 years
Additional time period for fixed-rate time-charters contract					15 years
General and administrative costs incurred by the Partnership	$ 0.2	$ 1.0	$ 1.0
Payment received by Partnership for right to provide management services				$ 3.0